Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 32,552	$ 27,847
Total reinsurance recoverables on unpaid claims	4,456	4,748
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,018	1,753
Reinsurance recoverables on unpaid claims	31	41
Total gross liability for unpaid claims and claim adjustment expense	39,057	34,389	$ 30,359	$ 26,164
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	177	89
Total reinsurance recoverables on unpaid claims	354	475
Personal Lines Segment | Personal Lines - Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	911	745
Total reinsurance recoverables on unpaid claims	567	632
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	10,412	9,192
Total reinsurance recoverables on unpaid claims	845	1,078
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	156	197
Total reinsurance recoverables on unpaid claims	1	1
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	246	261
Total reinsurance recoverables on unpaid claims	218	216
Agency Channel | Personal Lines Segment | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	9,294	8,109
Total reinsurance recoverables on unpaid claims	912	875
Agency Channel | Personal Lines Segment | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	324	213
Total reinsurance recoverables on unpaid claims	0	0
Direct Channel | Personal Lines Segment | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	10,617	8,818
Total reinsurance recoverables on unpaid claims	1,559	1,471
Direct Channel | Personal Lines Segment | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	415	223
Total reinsurance recoverables on unpaid claims	$ 0	$ 0